Annual Total Returns[BarChart] - SA Wellington Capital Appreciation Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.05%)	23.90%	35.80%	15.26%	8.72%	1.98%	32.78%	(0.75%)	31.17%	64.53%